Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	25,125,372	29,606,430	3,803,840
Allowance for expected credit losses	(6,263,876)	(7,023,628)	(902,397)
Total	18,861,496	22,582,802	2,901,443

Schedule of Allowance for Expected Credit Losses

Movement of allowance for expected credit losses consists of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	5,066,546	6,263,876	804,784
Addition	1,197,330	759,752	97,613
Ending balance	6,263,876	7,023,628	902,397